Taxes and contribuitions (Tables)	12 Months Ended
Dec. 31, 2024
Taxes and contributions [Abstract]
Disclosure of deferred taxes [text block]

	December 31, 2024	December 31, 2023

Taxes
Services tax (i)	201,590	193,048
Social integration program (ii)	61,090	57,318
Social contribution on revenues (ii)	417,265	358,429
Income tax and social contribution (iii)	3,774	4,476
Other	22,357	24,840
	706,076	638,111

	December 31, 2024	December 31, 2023

Judicial deposits (iv)
Services tax (i)	(188,449)	(176,330)
Social integration program (ii)	(33,110)	(30,908)
Social contribution on revenues (ii)	(203,755)	(190,202)
	(425,314)	(397,440)

	280,762	240,671

(i)    Refers to tax on revenues.
(ii)    Refers mainly to Social Integration Program (PIS) and Social Contribution on Revenues (COFINS) charged on financial income.
(iii)    Refers to the income tax and social contribution payable.
(iv)    The PagSeguro Group obtained until January 2021 court decisions to deposit the amount related to the payments in escrow for matters discussed in items "i" and "ii" and above.